                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                  to the Prospectus for Class A, B and C Shares
                         of PIMCO Asset Allocation Fund
                             Dated November 1, 2002

Recent Tax Legislation

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, a regulated investment company may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder. If the Fund receives dividends from a regulated investment company designated by the regulated investment company as qualified dividend income, and the Fund meets holding period and other requirements with respect to the shares of that regulated investment company, the Fund may designate its distributions derived from those dividends as qualified dividend income.

Distributions of investment income derived from a regulated investment company's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                                     to the
          Prospectus for Institutional and Administrative Class Shares
                         of PIMCO Asset Allocation Fund
                             Dated November 1, 2002

Recent Tax Legislation

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, a regulated investment company may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder. If the Fund receives dividends from a regulated investment company designated by the regulated investment company as qualified dividend income, and the Fund meets holding period and other requirements with respect to the shares of that regulated investment company, the Fund may designate its distributions derived from those dividends as qualified dividend income.

Distributions of investment income derived from a regulated investment company's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO PEA Renaissance Fund
                             Dated November 1, 2002

Recent Tax Legislation

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO PEA Innovation Fund
                             Dated November 1, 2002

Recent Tax Legislation

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                                     to the
               Prospectus for Class A, Class B and Class C Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

Disclosure relating to the PIMCO PPA Tax-Efficient Equity and PIMCO RCM Tax-Managed Growth Funds

         At meetings held on June 4 and 5, 2003, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Merger pursuant to which the PPA Tax-Efficient Equity Fund (the "PPA Fund") is expected to merge with and into the RCM Tax-Managed Growth Fund (the "DRCM Fund"). The proposed transaction between the PPA and DRCM Funds is referred to as the "Merger." The closing date (the "Closing Date") of the Merger is expected to be on or about September 26, 2003, although the Merger may be delayed.

     The Merger is to be effected through the combination of the PPA Fund and the DRCM Fund in a transaction in which the DRCM Fund will be the surviving Fund. As a result of the Merger, the PPA Fund will cease to be a separate series of the Trust and will terminate and PPA Fund shareholders will receive in exchange for their PPA Fund shares a number of DRCM Fund shares of the same class, equal in value at the date of the Merger (the "Merger Shares") to the aggregate value of their PPA Fund shares, all as of the Closing Date.

         PIMCO Advisors Fund Management LLC serves as the investment adviser to both the PPA Fund and the DRCM Fund. Parametric Portfolio Associates serves as the investment subadviser to the PPA Fund. Dresdner RCM Global Investors LLC, an affiliate of PAFM, serves as the subadviser to the DRCM Fund, and will continue to do so after the Merger. Because (i) the DRCM Fund's advisory fee rate of 0.60% is 0.15% greater than the advisory fee rate payable by the PPA Fund and
(ii) the DRCM Fund's administrative fee rate is 0.10% higher than the PPA Fund's administrative fee rate, shareholders of the PPA Fund will bear a higher level of expenses after the Merger.

         Tax Consequences

         It is expected that the Merger will be treated as a tax-free reorganization. Assuming that the Merger is tax-free, the following tax consequences will apply to the Merger. A PPA Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares pursuant to the Merger; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its PPA Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its PPA Fund shares (provided that the shareholder held his or her PPA Fund shares as a capital asset). The PPA Fund will not recognize any gain or loss upon the Merger. The DRCM Fund (1) will not recognize any gain or loss upon the issuance of the Merger Shares; (2) will have the same tax basis in the PPA Fund's assets as the PPA Fund had in such assets; and (3) will have a holding period for the PPA Fund's assets that includes the holding period that the PPA Fund had in such assets.

         Shareholders should consult their tax advisers regarding other possible tax consequences of the Merger, including possible state and local tax consequences.

         Other Information

         In addition, in connection with the Merger, the following actions are being taken:

         (i) Except as noted below, effective as of the close of business on August 1, 2003, the PPA Tax-Efficient Equity Fund will no longer sell Class A, Class B, or Class C shares to new investors or to existing shareholders, including through the reinvestment of distributions. Participants in certain self-directed qualified benefit plans, if any, that owned Class A, Class B or Class C shares of the PPA Tax-Efficient Equity Fund as of the close of business on August 1, 2003, for any single plan participant will be able to direct the purchase of the PPA Tax-Efficient Equity Fund's Institutional Class shares by their plan account for so long as the plan continues to own such shares of the PPA Tax-Efficient Equity Fund for any plan participant.

         (ii) Effective as of the close of business on August 1, 2003, the PPA Tax-Efficient Equity Fund will no longer be eligible for exchanges from other PIMCO Funds.

         The consummation of the Merger is subject to a number of conditions, including the approval of a majority of the outstanding voting securities (as defined for purposes of the Investment Company Act) of the PPA Fund, but is not subject to the approval of the shareholders of the DRCM Fund.

         The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                        Disclosure Relating to All Funds

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                  to the Prospectus for Class A, B and C Shares
                    of PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

Recent Tax Legislation

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                                     to the
                          Prospectus for Class D Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

Disclosure relating to the PIMCO PPA Tax-Efficient Equity and PIMCO RCM Tax-Managed Growth Funds

         At meetings held on June 4 and 5, 2003, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Merger pursuant to which the PPA Tax-Efficient Equity Fund (the "PPA Fund") is expected to merge with and into the RCM Tax-Managed Growth Fund (the "DRCM Fund"). The proposed transaction between the PPA and DRCM Funds is referred to as the "Merger." The closing date (the "Closing Date") of the Merger is expected to be on or about September 26, 2003, although the Merger may be delayed.

         The Merger is to be effected through the combination of the PPA Fund and the DRCM Fund in a transaction in which the DRCM Fund will be the surviving Fund. As a result of the Merger, the PPA Fund will cease to be a separate series of the Trust and will terminate and PPA Fund shareholders will receive in exchange for their PPA Fund shares a number of DRCM Fund shares of the same class, equal in value at the date of the Merger (the "Merger Shares") to the aggregate value of their PPA Fund shares, all as of the Closing Date.

         PIMCO Advisors Fund Management LLC serves as the investment adviser to both the PPA Fund and the DRCM Fund. Parametric Portfolio Associates serves as the investment subadviser to the PPA Fund. Dresdner RCM Global Investors LLC, an affiliate of PAFM, serves as the subadviser to the DRCM Fund, and will continue to do so after the Merger. Because (i) the DRCM Fund's advisory fee rate of 0.60% is 0.15% greater than the advisory fee rate payable by the PPA Fund and
(ii) the DRCM Fund's administrative fee rate is 0.10% higher than the PPA Fund's administrative fee rate, shareholders of the PPA Fund will bear a higher level of expenses after the Merger.

         Tax Consequences

         It is expected that the Merger will be treated as a tax-free reorganization. Assuming that the Merger is tax-free, the following tax consequences will apply to the Merger. A PPA Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares pursuant to the Merger; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its PPA Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its PPA Fund shares (provided that the shareholder held his or her PPA Fund shares as a capital asset). The PPA Fund will not recognize any gain or loss upon the Merger. The DRCM Fund (1) will not recognize any gain or loss upon the issuance of the Merger Shares; (2) will have the same tax basis in the PPA Fund's assets as the PPA Fund had in such assets; and (3) will have a holding period for the PPA Fund's assets that includes the holding period that the PPA Fund had in such assets.

         Shareholders should consult their tax advisers regarding other possible tax consequences of the Merger, including possible state and local tax consequences.

         Other Information

         In addition, in connection with the Merger, the following actions are being taken:

         (i) Except as noted below, effective as of the close of business on August 1, 2003, the PPA Tax-Efficient Equity Fund will no longer sell Class D shares to new investors or to existing shareholders, including through the reinvestment of distributions. Participants in certain self-directed qualified benefit plans, if any, that owned Class D shares of the PPA Tax-Efficient Equity Fund as of the close of business on August 1, 2003, for any single plan participant will be able to direct the purchase of the PPA Tax-Efficient Equity Fund's Institutional Class shares by their plan account for so long as the plan continues to own such shares of the PPA Tax-Efficient Equity Fund for any plan participant.

         (ii) Effective as of the close of business on August 1, 2003, the PPA Tax-Efficient Equity Fund will no longer be eligible for exchanges from other PIMCO Funds.

         The consummation of the Merger is subject to a number of conditions, including the approval of a majority of the outstanding voting securities (as defined for purposes of the Investment Company Act) of the PPA Fund, but is not subject to the approval of the shareholders of the DRCM Fund.

         The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                        Disclosure Relating to All Funds

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                      to the Prospectus for Class D Shares
                    of PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                      to the Prospectus for Class R Shares
                              of PIMCO Stock Funds
                             Dated December 31, 2002

                        Disclosure Relating to All Funds

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                                     to the
          Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

         Disclosure relating to the PIMCO PPA Tax-Efficient Equity Fund

         At meetings held on June 4 and 5, 2003, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Merger pursuant to which the PPA Tax-Efficient Equity Fund (the "PPA Fund") is expected to merge with and into the RCM Tax-Managed Growth Fund (the "DRCM Fund"). The proposed transaction between the PPA and DRCM Funds is referred to as the "Merger." The closing date (the "Closing Date") of the Merger is expected to be on or about September 26, 2003, although the Merger may be delayed.

     The Merger is to be effected through the combination of the PPA Fund and the DRCM Fund in a transaction in which the DRCM Fund will be the surviving Fund. As a result of the Merger, the PPA Fund will cease to be a separate series of the Trust and will terminate and PPA Fund shareholders will receive in exchange for their PPA Fund shares a number of DRCM Fund shares of the same class, equal in value at the date of the Merger (the "Merger Shares") to the aggregate value of their PPA Fund shares, all as of the Closing Date.

         PIMCO Advisors Fund Management LLC serves as the investment adviser to both the PPA Fund and the DRCM Fund. Parametric Portfolio Associates serves as the investment subadviser to the PPA Fund. Dresdner RCM Global Investors LLC, an affiliate of PAFM, serves as the subadviser to the DRCM Fund, and will continue to do so after the Merger. Because (i) the DRCM Fund's advisory fee rate of 0.60% is 0.15% greater than the advisory fee rate payable by the PPA Fund and
(ii) the DRCM Fund's administrative fee rate is 0.05% higher than the PPA Fund's administrative fee rate, shareholders of the PPA Fund will bear a higher level of expenses after the Merger.

         Tax Consequences

         It is expected that the Merger will be treated as a tax-free reorganization. Assuming that the Merger is tax-free, the following tax consequences will apply to the Merger. A PPA Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares pursuant to the Merger; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its PPA Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its PPA Fund shares (provided that the shareholder held his or her PPA Fund shares as a capital asset). The PPA Fund will not recognize any gain or loss upon the Merger. The DRCM Fund (1) will not recognize any gain or loss upon the issuance of the Merger Shares; (2) will have the same tax basis in the PPA Fund's assets as the PPA Fund had in such assets; and (3) will have a holding period for the PPA Fund's assets that includes the holding period that the PPA Fund had in such assets.

         Shareholders should consult their tax advisers regarding other possible tax consequences of the Merger, including possible state and local tax consequences.

         Other Information

         In addition, in connection with the Merger, the following actions are being taken:

         (i) Except as noted below, effective as of the close of business on August 1, 2003, the PPA Tax-Efficient Equity Fund will no longer sell Institutional or Administrative Class shares to new investors or to existing shareholders, including through the reinvestment of distributions. Participants in certain self-directed qualified benefit plans, if any, that owned Institutional Class shares of the PPA Tax-Efficient Equity Fund as of the close of business on August 1, 2003, for any single plan participant will be able to direct the purchase of the PPA Tax-Efficient Equity Fund's Institutional Class shares by their plan account for so long as the plan continues to own such shares of the PPA Tax-Efficient Equity Fund for any plan participant.

         (ii) Effective as of the close of business on August 1, 2003, the PPA Tax-Efficient Equity Fund will no longer be eligible for exchanges from other PIMCO Funds.

         (iii) The DRCM Fund does not offer Administrative Class shares. On or before the Closing Date, Administrative Class shares of the PPA Fund will be automatically redeemed at net asset value. Shareholders may voluntarily redeem their shares at net asset value prior to their automatic redemption. See "Purchases, Redemptions and Exchanges" in the Prospectus.

         The consummation of the Merger is subject to a number of conditions, including the approval of a majority of the outstanding voting securities (as defined for purposes of the Investment Company Act) of the PPA Fund, but is not subject to the approval of the shareholders of the DRCM Fund.

         The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                        Disclosure Relating to All Funds

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             of the PIMCO NACM Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                                     to the
          Prospectus for Institutional and Administrative Class Shares
                             of the PIMCO RCM Funds
                             Dated November 1, 2002

          Disclosure relating to the PIMCO RCM Tax-Managed Growth Fund

         At meetings held on June 4 and 5, 2003, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Merger pursuant to which the PPA Tax-Efficient Equity Fund (the "PPA Fund") is expected to merge with and into the RCM Tax-Managed Growth Fund (the "DRCM Fund"). The proposed transaction between the PPA and DRCM Funds is referred to as the "Merger." The closing date (the "Closing Date") of the Merger is expected to be on or about September 26, 2003, although the Merger may be delayed.

     The Merger is to be effected through the combination of the PPA Fund and the DRCM Fund in a transaction in which the DRCM Fund will be the surviving Fund. As a result of the Merger, the PPA Fund will cease to be a separate series of the Trust and will terminate and PPA Fund shareholders will receive in exchange for their PPA Fund shares a number of DRCM Fund shares of the same class, equal in value at the date of the Merger (the "Merger Shares") to the aggregate value of their PPA Fund shares, all as of the Closing Date.

         PIMCO Advisors Fund Management LLC serves as the investment adviser to both the PPA Fund and the DRCM Fund. Parametric Portfolio Associates serves as the investment subadviser to the PPA Fund. Dresdner RCM Global Investors LLC, an affiliate of PAFM, serves as the subadviser to the DRCM Fund, and will continue to do so after the Merger.

         Tax Consequences

         It is expected that the Merger will be treated as a tax-free reorganization. Assuming that the Merger is tax-free, the following tax consequences will apply to the Merger. A PPA Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares pursuant to the Merger; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its PPA Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its PPA Fund shares (provided that the shareholder held his or her PPA Fund shares as a capital asset). The PPA Fund will not recognize any gain or loss upon the Merger. The DRCM Fund (1) will not recognize any gain or loss upon the issuance of the Merger Shares; (2) will have the same tax basis in the PPA Fund's assets as the PPA Fund had in such assets; and (3) will have a holding period for the PPA Fund's assets that includes the holding period that the PPA Fund had in such assets.

         Shareholders should consult their tax advisers regarding other possible tax consequences of the Merger, including possible state and local tax consequences.

         The consummation of the Merger is subject to a number of conditions, including the approval of a majority of the outstanding voting securities (as defined for purposes of the Investment Company Act) of the PPA Fund, but is not subject to the approval of the shareholders of the DRCM Fund.

         The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                        Disclosure Relating to All Funds

         Effective immediately, the disclosure contained the section captioned "Tax Consequences" is supplemented to include the following:

         As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met, the Funds may designate distributions of investment income as derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder.

Distributions of investment income derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 18, 2003
                                     to the
                       Statement of Additional Information
                               Dated April 1, 2003

Disclosure relating to the PIMCO PPA Tax-Efficient Equity and PIMCO RCM Tax-Managed Growth Funds

         At meetings held on June 4 and 5, 2003, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Merger pursuant to which the PPA Tax-Efficient Equity Fund (the "PPA Fund") is expected to merge with and into the RCM Tax-Managed Growth Fund (the "DRCM Fund"). The proposed transaction between the PPA and DRCM Fund is referred to as the "Merger." The closing date (the "Closing Date") of the Merger is expected to be on or about September 26, 2003, although the Merger may be delayed.

         The Merger is to be effected through the combination of the PPA Fund and the DRCM Fund in a transaction in which the DRCM Fund will be the surviving Fund. As a result of the Merger, the PPA Fund will cease to be a separate series of the Trust and will terminate and PPA Fund shareholders will receive in exchange for their PPA Fund shares a number of DRCM Fund shares of the same class, equal in value at the date of the Merger (the "Merger Shares") to the aggregate value of their PPA Fund shares, all as of the Closing Date.

         Tax Consequences

         It is expected that the Merger will be treated as a tax-free reorganization. Assuming that the Merger is tax-free, the following tax consequences will apply to the Merger. A PPA Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares pursuant to the Merger; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its PPA Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its PPA Fund shares (provided that the shareholder held his or her PPA Fund shares as a capital asset). The PPA Fund will not recognize any gain or loss upon the Merger. The DRCM Fund (1) will not recognize any gain or loss upon the issuance of the Merger Shares; (2) will have the same tax basis in the PPA Fund's assets as the PPA Fund had in such assets; and (3) will have a holding period for the PPA Fund's assets that includes the holding period that the PPA Fund had in such assets.

         Shareholders should consult their tax advisers regarding other possible tax consequences of the Merger, including possible state and local tax consequences.

          As a result of the Merger, a portion of the DRCM Fund's capital losses will become unavailable to offset future gains, and the PPA Fund's capital losses will be spread across a larger asset base. For example, as of May 22, 2003, the DRCM Fund's losses were approximately 99% of its net asset value, and the PPA Fund's losses were approximately 68% of its net asset value. After the Merger, however, using data as of May 22, 2003, the capital losses of the combined fund would be approximately 56% of the net asset value of the combined fund.

         Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

         Investors should consult the prospectuses of the PPA Fund and the DRCM Fund, as supplemented through the date hereof, for additional information about the Merger and the Funds' comparative fees and expenses. The Statement of Additional Information will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.